Trade and other receivables	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables:

As at	Dec 31 2025	Dec 31 2024
Trade	$412,854	$433,519
Value-added and other tax receivables	27,124	22,123
Other	23,032	17,694
	$463,010	$473,336